Prepayments, deposits and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Deposits to software developer1	$ 0	$ 6,829
Rental deposit	21	21
Deferred input VAT2	2,843	0
Income tax refundable	0	70
Prepaid service fee	155	1
Other current assets	69	71
Total	$ 3,088	$ 6,992